Share capital - Issued Share Capital (Details) - ZAR (R) R / shares in Units, R in Millions		12 Months Ended
	Sep. 07, 2018	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2018
Disclosure of classes of share capital
Equity		R 223,109	R 152,471	R 155,917	R 226,831
Shares held by Sasol Foundation Trust and Sasol Khanyisa Employee Share Ownership Plan			10,469,584	13,969,621
Repurchase and cancellation of shares		16,085,199
Share capital
Disclosure of classes of share capital
Equity		R 9,888	R 9,888	R 9,888	R 15,775
Sasol Inzalo share transaction
Disclosure of classes of share capital
Repurchase and cancellation of shares	16,085,199
Share repurchase price	R 542.11